Long-term debt	12 Months Ended
Mar. 29, 2014
Debt Disclosure [Abstract]
Long-term debt
7.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 29, 2014	March 30, 2013
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility and bear interest at an annual fixed rate of 8.77% with a five-year term expiring in August 2018. Refer to note 16 for amendments made to the term loan subsequent to year end	$28,000	$18,000
Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. The term loan is being amortized using an implicit annual interest rate of 10.74% over the term of the lease of 20 years with a balloon payment related to the land component and is repayable in monthly installments of approximately $151,629 (Cdn$167,762). The balance at March 29, 2014 and March 30, 2013 was Cdn$13,444,000 and Cdn$13,981,000, respectively.	12,151	13,767
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 7.0%, repayable beginning in October 2014 in 60 equal monthly principal payments of approximately $75,319 (Cdn$83,333), secured by the assets of the Company. The balance at March 29, 2014 was Cdn$5.0 million (b).	4,519	—
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $188,298 (Cdn$208,333), secured by the assets of the Company. The balance at March 29, 2014 and March 30, 2013 was Cdn$5,208,000 and Cdn$7,708,000, respectively. Refer to note 16, for agreement made to temporarily suspend monthly capital repayments beginning in June 2014 for one year (b).	4,708	7,590
Obligations under capital leases, at annual interest rates between 6% and 10%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to April 2018.	3,872	388
Cash advance provided by the Company’s controlling shareholder bearing interest at an annual rate of 11%, net of withholding taxes (note 14(c))	1,500	1,500
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 3.5%, repayable beginning in May 2009 in 20 monthly capital repayments of $31,634 (Cdn$35,000) and thereafter 40 monthly payments of $49,711 (Cdn$55,000), secured by the assets of the Company and subject to certain financial covenants. The balance at March 29, 2014 and March 30, 2013 was Cdn$0 and Cdn$660,000, respectively.(b).	—	650

	54,750	41,895
Current portion of long-term debt	4,537	3,795

	$50,213	$38,100

(b)	The Company must comply with certain financial covenants associated with its terms loans with Investissement Québec. As of March 29, 2014, the Company was in compliance with these financial covenants.

(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2015	$3,546
2016	3,456
2017	2,909
2018	2,263
2019	2,012
Thereafter	9,390

23,576
Less imputed interest	7,553

$16,023

(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2015	$4,537
2016	5,196
2017	2,822
2018	2,119
2019	29,986
Thereafter	10,090

$54,750

(e)	As of March 29, 2014 and March 30, 2013, the Company had $1.9 million and $1.7 million, respectively, of outstanding letters of credit which were provided to certain lenders.

(f)	In December 2000, the Company entered into a capital lease agreement for the Company’s Montreal head office and store pursuant to which the Company leases the building, including the Montreal flagship store, for a term of 20 years ending December 11, 2020. The net annual rental rate was Cdn$2,013,138 (approximately $1.8 million U.S. dollars) for the period that ended on December 11, 2013, and increases on a compounded basis by 10% on each third annual anniversary date thereafter (except for the last two years when no increase will take place). The current net annual rental rate is Cdn$2,013,138 (approximately $1.8 million U.S. dollars). The lease is an absolute triple net lease to the landlord, and the Company is responsible for any and all additional expenses, including, without limitation, taxes and structural expenses. Subject to specific term and conditions, the Company has four options to renew and extend the term of the lease for four further terms of five years each, except for the last option which is five years less eleven days, terminating on November 30, 2040. Subject to specific terms and conditions, the Company also has two options to purchase the premises, which may be exercised no later than six months prior to the end of the fifteenth year of the term of the lease and the end of the twentieth year of the term of the lease, respectively.